Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition
The FASB issued Revenue from Contracts with Customers (Topic 606) superseding virtually all existing revenue recognition guidance. We adopted this new standard in the first quarter of 2018 using the modified retrospective approach. We applied the new standard to all contracts that were not completed as of January 1, 2018 and reflected the aggregate effect of all modifications in determining and allocating the transaction price. The cumulative effect of adoption of $8 million did not have a material impact on our consolidated financial statements. However, the adoption did result in certain purchase and sale contracts being recorded on a net basis, as an agent, rather than on a gross basis, as principal, due to management’s evaluation under new considerations within Topic 606 that indicated we do not have control over the specified commodity in purchase and sale contracts with the same counterparty. Such presentation change did not have an impact on income (loss) from operations, earnings per share or cash flows.
In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated statements of operations was as follows:

	Before adoption of ASC 606	Adjustments	As Reported
		($ in millions)
Statement of Operations for the Year Ended December 31, 2018
Marketing revenues	$5,871	$(795)	$5,076
Marketing operating expenses	$5,953	$(795)	$5,158

The following table shows revenue disaggregated by operating area and product type, for the year ended December 31, 2018:

	Year Ended December 31, 2018
	Oil	Natural Gas	NGL	Total
	($ in millions)
Marcellus	$—	$924	$—	$924
Haynesville	2	836	—	838
Eagle Ford	1,514	173	185	1,872
Powder River Basin	244	68	38	350
Mid-Continent	246	84	55	385
Utica	195	401	224	820
Revenue from contracts with customers	2,201	2,486	502	5,189
Gains (losses) on oil, natural gas and NGL derivatives	124	(147)	(11)	(34)
Oil, natural gas and NGL revenue	$2,325	$2,339	$491	$5,155

Marketing revenue from contracts with customers	$2,740	$1,194	$456	$4,390
Other marketing revenue	457	229	—	686
Marketing revenue	$3,197	$1,423	$456	$5,076

Accounts Receivable
Accounts receivable as of December 31, 2018 and 2017 are detailed below:

	December 31,
	2018	2017
	($ in millions)
Oil, natural gas and NGL sales	$976	$959
Joint interest billings	211	209
Other	77	184
Allowance for doubtful accounts	(17)	(30)
Total accounts receivable, net	$1,247	$1,322